Income tax - Current and deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Current tax:
Current tax for the year	$ 103	$ 99		$ 69
Adjustments in respect of prior years	6	1		(20)
Total current tax	109	100		49
Deferred tax:
Deferred tax for the year	(58)	(134)		(11)
Adjustments in respect of prior years	(7)	(6)		28
Total deferred tax	(65)	(140)		17
Income tax (credit)/charge	$ 44	$ (40)	[1]	$ 66	[1]

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements